BASIS OF REPORTING	6 Months Ended	12 Months Ended
	Nov. 30, 2016	May 31, 2016
Accounting Changes and Error Corrections [Abstract]
BASIS OF REPORTING

Note 8. BASIS OF REPORTING

The accompanying condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the recoverability of assets and the satisfaction of liabilities in the normal course of business.

The Company has incurred losses from inception of approximately $2,745,000, which, among other factors, raises substantial doubt about the Company's ability to continue as a going concern. The ability of the Company to continue as a going concern is dependent upon management's plans to raise additional capital from the sale of stock and receive additional loans from related parties. The accompanying condensed consolidated financial statements do not include any adjustments that might be required should the Company be unable to continue as a going concern.

Note 8. BASIS OF REPORTING

The Company's financial statements are presented on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

The Company has experienced a loss from operations as a result of its investment necessary to achieve its operating plan, which is long-range in nature. Since inception the Company incurred a net loss of approximately $815,000. In addition, the Company has a working capital deficit as of May 31, 2016.

The Company currently does not have sufficient cash to sustain itself for the next 12 months, and will require additional funding in order to execute its plan of operations and to continue as a going concern. To meet its cash needs, management expects to raise capital through a private placement offerings or borrowings from stockholders or others.

The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.